Stockholders' Deficit (Details) - USD ($)								6 Months Ended
	May 05, 2026	Apr. 02, 2026	Jan. 01, 2026	Dec. 12, 2025	Nov. 04, 2025	Sep. 01, 2025	May 06, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Stockholders’ Deficit [Line Items]
Subscription receivable (in Dollars)								$ 2,480,727		$ 2,480,727
Shares issued for services							5,072
Stock-based compensation (in Dollars)		$ 473,170						32,301
General and administrative expenses (in Dollars)								9,310,114	$ 3,117,588
Issuance of ordinary shares								$ 657,722	2,870,496
Purchase of shares								4,384,852
Purchase of shares (Amount)								$ 2,480,727
Outstanding indebtedness	$ 2,820,749
Fair value of debt	3,328,484
Loss on extinguishment of debt								$ (875,609)
Class of Warrant or Right, Outstanding								215,299
Warrants and Rights Outstanding								$ 1,105,150		$ 4,843,800
Outstanding fees							$ 50,716
Warrant [Member]
Stockholders’ Deficit [Line Items]
Warrants and Rights Outstanding								$ 799,888
Blue Cayman 2 [Member]
Stockholders’ Deficit [Line Items]
Number of shares issued								4,384,852
Think Katalyst LLC [Member]
Stockholders’ Deficit [Line Items]
General and administrative expenses (in Dollars)								$ 538,333
Class A Ordinary Shares [Member]
Stockholders’ Deficit [Line Items]
Number of shares converted								4,126,947
Shares issued for services						10,000
Loss on extinguishment of debt	$ 507,735
Warrants exercised			215,299
Class A Ordinary Shares [Member] | Ordinary Shares [Member]
Stockholders’ Deficit [Line Items]
Number of shares issued								2,049,784	1,117,798
Shares issued for services								2,447,500	432,891
Issuance of ordinary shares								$ 205	$ 111
Conversion of convertible notes (in Shares)								3,847,058	555,781
Conversion of warrants (in Shares)								279,889
Class A Ordinary Shares [Member] | Securities Purchase Agreement [Member]
Stockholders’ Deficit [Line Items]
Number of shares issued				5,072
Class A Ordinary Shares [Member] | Two Ritchie Facility Agreements [Member] | Ordinary Shares [Member]
Stockholders’ Deficit [Line Items]
Number of shares issued	2,820,749	2,447,500
Class A Ordinary Shares [Member] | Blue Cayman 2 [Member]
Stockholders’ Deficit [Line Items]
Number of shares issued								394,204
Class A Ordinary Shares [Member] | Mr. Salgar [Member]
Stockholders’ Deficit [Line Items]
Number of shares issued				10,000
Class A Ordinary Shares [Member] | Think Katalyst LLC [Member]
Stockholders’ Deficit [Line Items]
Number of shares issued				500,000
Shares issued for services					500,000